Guarantor Information - Guarantor Condensed Consolidating Statement of Operations and Comprehensive Income (Loss) Information (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Net sales	$ 715.7	$ 827.5	$ 869.2	$ 784.6	$ 861.6	$ 997.5	$ 974.9	$ 808.5	$ 3,197.0	$ 3,642.5	$ 3,585.1
Operating costs and expenses:
Cost of sales									2,820.7	3,136.2	2,886.7
Selling, general and administrative expenses									281.7	286.6	270.1
Restructuring and divestiture costs									22.4	16.7	10.0
Integration-related costs and other, net									16.0	32.2	32.6
Goodwill impairment charges									864.1	4.1
Total operating costs and expenses									4,004.9	3,475.8	3,199.4
Operating income (loss)	(61.4)	(811.7)	43.1	22.1	19.6	75.1	68.9	3.1	(807.9)	166.7	385.7
Other expense:
Interest income (expense), net									(72.9)	(71.0)	(71.5)
Debt refinancing fees									(3.2)		(78.5)
Gain on acquisition of controlling interest											25.9
Foreign exchange loss									(2.3)	(1.0)	(0.2)
Income (loss) from continuing operations before income taxes									(886.3)	94.7	261.4
Provision for (benefit from) income taxes									(42.5)	16.7	69.2
Income (loss) from continuing operations	(66.0)	(798.2)	22.8	(2.4)	(0.2)	48.2	37.7	(7.7)	(843.8)	78.0	192.2
Discontinued operations:
Income (loss) from discontinued operations									8.0	(37.0)	(19.8)
Income tax benefit of discontinued operations									1.3	(9.2)	4.4
Net income (loss) from discontinued operations									6.7	(27.8)	(24.2)
Consolidated net income (loss)	(57.7)	(792.5)	21.9	(8.8)	(12.4)	45.1	28.1	(10.6)	(837.1)	50.2	168.0
Less: net income attributable to noncontrolling interest									(20.7)	3.9	2.7
Net income (loss) attributable to Axiall	$ (56.8)	$ (769.6)	$ 20.6	$ (10.6)	$ (13.8)	$ 44.5	$ 27.2	$ (11.6)	(816.4)	46.3	165.3
Comprehensive income attributable to Axiall									(860.7)	(93.7)	253.5
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									(187.6)	(229.0)	(192.6)
Operating costs and expenses:
Cost of sales									(187.6)	(229.0)	(192.6)
Total operating costs and expenses									(187.6)	(229.0)	(192.6)
Other expense:
Equity in income (loss) of subsidiaries									769.3	(67.4)	(315.7)
Income (loss) from continuing operations before income taxes									769.3	(67.4)	(315.7)
Income (loss) from continuing operations									769.3	(67.4)	(315.7)
Discontinued operations:
Consolidated net income (loss)									769.3	(67.4)	(315.7)
Net income (loss) attributable to Axiall									769.3	(67.4)	(315.7)
Comprehensive income attributable to Axiall									905.0	108.8	(448.8)
Parent Company [Member] | Reportable Legal Entities [Member]
Operating costs and expenses:
Selling, general and administrative expenses									47.4	45.5	41.3
Restructuring and divestiture costs									12.8		7.5
Integration-related costs and other, net									7.8	15.5	34.4
Total operating costs and expenses									68.0	61.0	83.2
Operating income (loss)									(68.0)	(61.0)	(83.2)
Other expense:
Interest income (expense), net									19.6	31.2	(45.7)
Debt refinancing fees											(66.1)
Equity in income (loss) of subsidiaries									(739.5)	55.7	293.1
Income (loss) from continuing operations before income taxes									(787.9)	25.9	98.1
Provision for (benefit from) income taxes									28.5	(20.4)	(67.2)
Income (loss) from continuing operations									(816.4)	46.3	165.3
Discontinued operations:
Consolidated net income (loss)									(816.4)	46.3	165.3
Net income (loss) attributable to Axiall									(816.4)	46.3	165.3
Comprehensive income attributable to Axiall									(860.7)	(93.7)	253.5
Eagle Spinco Inc [Member] | Reportable Legal Entities [Member]
Other expense:
Interest income (expense), net									(80.8)	(87.4)	(45.8)
Debt refinancing fees									(0.1)		(12.4)
Equity in income (loss) of subsidiaries									(853.3)	(19.3)	114.3
Income (loss) from continuing operations before income taxes									(934.2)	(106.7)	56.1
Provision for (benefit from) income taxes									(28.1)	(29.9)	(19.7)
Income (loss) from continuing operations									(906.1)	(76.8)	75.8
Discontinued operations:
Consolidated net income (loss)									(906.1)	(76.8)	75.8
Net income (loss) attributable to Axiall									(906.1)	(76.8)	75.8
Comprehensive income attributable to Axiall									(879.0)	(193.1)	165.7
Guarantor Subsidiaries Excluding Eagle Spinco Inc [Member] | Reportable Legal Entities [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									2,811.8	3,224.5	3,174.2
Operating costs and expenses:
Cost of sales									2,539.0	2,832.2	2,601.4
Selling, general and administrative expenses									175.4	178.4	170.4
Restructuring and divestiture costs									1.2	14.0	0.3
Integration-related costs and other, net									7.5	13.3	(2.1)
Goodwill impairment charges									785.9	4.1
Total operating costs and expenses									3,509.0	3,042.0	2,770.0
Operating income (loss)									(697.2)	182.5	404.2
Other expense:
Interest income (expense), net									(5.5)	4.0	39.8
Debt refinancing fees									(3.1)
Gain on acquisition of controlling interest											25.9
Foreign exchange loss									(0.2)	(0.5)	(0.1)
Equity in income (loss) of subsidiaries									(29.8)	11.7	22.6
Income (loss) from continuing operations before income taxes									(735.8)	197.7	492.4
Provision for (benefit from) income taxes									(44.4)	68.8	152.7
Income (loss) from continuing operations									(691.4)	128.9	339.7
Discontinued operations:
Income (loss) from discontinued operations									11.5	(27.8)	(6.5)
Income tax benefit of discontinued operations									1.3	(9.2)	4.4
Net income (loss) from discontinued operations									10.2	(18.6)	(10.9)
Consolidated net income (loss)									(681.2)	110.3	328.8
Net income (loss) attributable to Axiall									(681.2)	110.3	328.8
Comprehensive income attributable to Axiall									(728.0)	(50.4)	467.3
Guarantor Subsidiaries Including Eagle Spinco Inc [Member] | Reportable Legal Entities [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									2,811.8	3,224.5	3,174.2
Operating costs and expenses:
Cost of sales									2,539.0	2,832.2	2,601.4
Selling, general and administrative expenses									175.4	178.4	170.4
Restructuring and divestiture costs									1.2	14.0	0.3
Integration-related costs and other, net									7.5	13.3	(2.1)
Goodwill impairment charges									785.9	4.1
Total operating costs and expenses									3,509.0	3,042.0	2,770.0
Operating income (loss)									(697.2)	182.5	404.2
Other expense:
Interest income (expense), net									(86.3)	(83.4)	(6.0)
Debt refinancing fees									(3.2)		(12.4)
Gain on acquisition of controlling interest											25.9
Foreign exchange loss									(0.2)	(0.5)	(0.1)
Equity in income (loss) of subsidiaries									(29.8)	11.7	22.6
Income (loss) from continuing operations before income taxes									(816.7)	110.3	434.2
Provision for (benefit from) income taxes									(72.5)	38.9	133.0
Income (loss) from continuing operations									(744.2)	71.4	301.2
Discontinued operations:
Income (loss) from discontinued operations									11.5	(27.8)	(6.5)
Income tax benefit of discontinued operations									1.3	(9.2)	4.4
Net income (loss) from discontinued operations									10.2	(18.6)	(10.9)
Consolidated net income (loss)									(734.0)	52.8	290.3
Net income (loss) attributable to Axiall									(734.0)	52.8	290.3
Comprehensive income attributable to Axiall									(780.8)	(107.9)	429.0
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									572.8	647.0	603.5
Operating costs and expenses:
Cost of sales									469.3	533.0	477.9
Selling, general and administrative expenses									58.9	62.7	58.4
Restructuring and divestiture costs									8.4	2.7	2.2
Integration-related costs and other, net									0.7	3.4	0.3
Goodwill impairment charges									78.2
Total operating costs and expenses									615.5	601.8	538.8
Operating income (loss)									(42.7)	45.2	64.7
Other expense:
Interest income (expense), net									(6.2)	(18.8)	(19.8)
Foreign exchange loss									(2.1)	(0.5)	(0.1)
Income (loss) from continuing operations before income taxes									(51.0)	25.9	44.8
Provision for (benefit from) income taxes									1.5	(1.8)	3.4
Income (loss) from continuing operations									(52.5)	27.7	41.4
Discontinued operations:
Income (loss) from discontinued operations									(3.5)	(9.2)	(13.3)
Net income (loss) from discontinued operations									(3.5)	(9.2)	(13.3)
Consolidated net income (loss)									(56.0)	18.5	28.1
Less: net income attributable to noncontrolling interest									(20.7)	3.9	2.7
Net income (loss) attributable to Axiall									(35.3)	14.6	25.4
Comprehensive income attributable to Axiall									$ (124.2)	$ (0.9)	$ 19.8